Stockholders’ Equity (Tables)	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
Schedule of Other Ownership Interests	The following table summarizes the ownership interest in Opco as of December 31, 2024 and December 31, 2023:

	December 31, 2024		December 31, 2023
	Opco Common Units	Ownership %	Opco Common Units	Ownership %
Opco common units held by Bakkt Holdings, Inc.	6,510,885	48%	3,793,837	35%
Opco common units held by noncontrolling interest holders	7,178,303	52%	7,200,064	65%
Total Opco common units outstanding	13,689,188	100%	10,993,901	100%